VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—2.1%
U.S. Treasury Bonds
4.625%, 5/15/54(2)	$ 860	$ 819
4.500%, 11/15/54(2)	325	303
4.625%, 2/15/55(2)	2,670	2,545
U.S. Treasury Notes
3.875%, 5/31/27(2)	320	321
4.250%, 1/31/30(2)	625	640
4.000%, 2/28/30(2)	2,110	2,140
4.000%, 2/15/34(2)	1,425	1,417
Total U.S. Government Securities (Identified Cost $8,306)		8,185

Foreign Government Securities—5.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(3)	228	158
Arab Republic of Egypt
144A 5.875%, 2/16/31(3)	161	144
144A 8.500%, 1/31/47(3)	405	336
144A 8.750%, 9/30/51(3)	242	205
Benin Government International Bond
144A 7.960%, 2/13/38(3)	49	48
144A 8.375%, 1/23/41(3)	92	92
Bolivarian Republic of Venezuela
9.375%, 1/13/34(4)	225	61
RegS 8.250%, 10/13/24(4)(5)	85	16
Bolivia Government RegS 4.500%, 3/20/28(5)	61	48
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	3,790BRL	608
Czech Republic Government Bond 1.750%, 6/23/32	14,760CZK	608
	Par Value(1)	Value

Foreign Government Securities—continued
Dominican Republic
144A 4.875%, 9/23/32(3)	$ 57	$ 54
144A 6.950%, 3/15/37(3)	115	120
RegS 6.950%, 3/15/37(5)	123	129
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(3)	133	135
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(3)(4)	146	134
Federative Republic of Brazil
6.250%, 3/18/31	45	47
6.000%, 10/20/33	316	318
6.625%, 3/15/35	152	156
7.125%, 5/13/54	215	209
Honduras Government 144A 8.625%, 11/27/34(3)	57	61
Hungary Government International Bond
144A 6.250%, 9/22/32(3)	188	199
144A 6.000%, 9/26/35(3)	387	397
144A 5.500%, 3/26/36(3)	398	391
Kingdom of Jordan 144A 5.850%, 7/7/30(3)	196	193
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(3)	117	118
Lebanon Government International Bond RegS 7.000%, 3/23/32(4)(5)	207	41
Malaysia Government Bond 2.632%, 4/15/31	2,600MYR	596
Mex Bonos Desarr
8.500%, 5/31/29	5,280MXN	285
7.750%, 11/13/42	7,000MXN	319
Republic of Angola
144A 8.000%, 11/26/29(3)	119	113
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 8.750%, 4/14/32(3)	$ 267	$ 246
Republic of Argentina
0.750%, 7/9/30(6)	718	542
4.125%, 7/9/35(6)	142	90
4.125%, 7/9/46(6)	190	116
Republic of Armenia 144A 3.600%, 2/2/31(3)	50	45
Republic of Cameroon RegS 9.500%, 7/31/31(5)	200	190
Republic of Chile
5.330%, 1/5/54	47	44
3.250%, 9/21/71	88	53
Republic of Colombia
7.375%, 4/25/30	157	166
8.500%, 4/25/35	51	55
8.000%, 11/14/35	402	423
7.750%, 11/7/36	141	144
Republic of Ecuador RegS 6.900%, 7/31/30(5)(6)	442	398
Republic of El Salvador
144A 8.250%, 4/10/32(3)	86	89
RegS 9.250%, 4/17/30(5)	49	53
RegS 7.650%, 6/15/35(5)	229	225
RegS 7.625%, 2/1/41(5)	52	48
Republic of Gabon
144A 6.625%, 2/6/31(3)	241	197
144A 7.000%, 11/24/31(3)	68	55
Republic of Ghana RegS 5.000%, 7/3/35(5)(6)	227	185
Republic of Guatemala 144A 6.875%, 8/15/55(3)	231	232
Republic of Indonesia
2.850%, 2/14/30	136	128
5.100%, 2/10/54	141	132
3.200%, 9/23/61	84	53
Republic of Ivory Coast
144A 6.125%, 6/15/33(3)	200	185
	Par Value(1)	Value

Foreign Government Securities—continued
144A 8.075%, 4/1/36(3)	$ 175	$ 173
144A 8.250%, 1/30/37(3)	60	60
Republic of Kenya 144A 9.500%, 3/5/36(3)	206	204
Republic of Nigeria
144A 9.625%, 6/9/31(3)	41	44
144A 7.375%, 9/28/33(3)	188	176
144A 10.375%, 12/9/34(3)	158	173
Republic of Panama
3.875%, 3/17/28	85	83
8.000%, 3/1/38	146	161
3.870%, 7/23/60	17	10
Republic of Peru
3.000%, 1/15/34	109	94
5.875%, 8/8/54	45	44
3.600%, 1/15/72	139	85
Republic of Philippines
4.750%, 3/5/35	385	383
3.700%, 3/1/41	326	271
Republic of Poland
5.750%, 11/16/32	87	92
4.875%, 10/4/33	153	153
5.125%, 9/18/34	142	143
5.375%, 2/12/35	481	493
5.500%, 4/4/53	35	33
Republic of Senegal 144A 6.250%, 5/23/33(3)	188	139
Republic of Serbia 144A 6.500%, 9/26/33(3)	120	128
Republic of South Africa
5.875%, 6/22/30	102	103
5.650%, 9/27/47	302	230
8.750%, 2/28/48	12,500ZAR	584
144A 7.100%, 11/19/36(3)	175	176
Republic of Sri Lanka 144A 3.600%, 6/15/35(3)(6)	281	201
Republic of Turkiye
9.125%, 7/13/30	398	448
7.250%, 5/29/32	156	161
7.625%, 5/15/34	272	286
6.625%, 2/17/45	178	157

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	$ 81	$ 75
Republica Orient Uruguay
5.100%, 6/18/50	403	372
4.975%, 4/20/55	81	72
Romania Government International Bond
144A 5.875%, 1/30/29(3)	273	278
144A 6.625%, 5/16/36(3)	520	520
Saudi International Bond
144A 4.875%, 7/18/33(3)	193	195
144A 4.500%, 10/26/46(3)	492	412
RegS 5.625%, 1/13/35(5)	240	252
State of Qatar 144A 3.750%, 4/16/30(3)	89	88
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(3)	65	66
144A 6.400%, 6/26/34(3)	40	40
RegS 6.400%, 6/26/34(5)	59	59
UAE International Government Bond 144A 4.050%, 7/7/32(3)	45	45
Ukraine Government Bond
144A 0.000%, 2/1/30(3)(6)	3	1
144A 4.500%, 2/1/35(3)(6)	18	9
144A 0.000%, 2/1/36(3)(6)	7	4
144A 4.500%, 2/1/36(3)(6)	4	2
RegS 0.000%, 2/1/30(5)(6)	8	4
RegS 0.000%, 2/1/34(5)(6)	28	11
RegS 0.000%, 2/1/35(5)(6)	388	201
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 4.500%, 2/1/35(5)(6)	$ 135	$ 72
RegS 4.500%, 2/1/36(5)(6)	7	4
United Mexican States
3.500%, 2/12/34	309	264
6.875%, 5/13/37	86	90
6.338%, 5/4/53	205	189
6.400%, 5/7/54	76	71
Uzbekistan International Bond
144A 3.700%, 11/25/30(3)	34	31
144A 6.900%, 2/28/32(3)	152	161
Total Foreign Government Securities (Identified Cost $19,405)		19,509

Mortgage-Backed Securities—9.2%
Agency—3.5%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	780	755
Pool #SD8350 6.000%, 8/1/53	436	447
Pool #SD8494 5.500%, 1/1/55	1,938	1,950
Pool #SL0019 5.500%, 1/1/55	2,304	2,318
Pool #SL0627 6.000%, 10/1/54	1,248	1,276
Pool #SL1127 6.000%, 12/1/54	1,475	1,508
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	357	345
Pool #FA0685 6.000%, 1/1/55	366	374
Pool #FA1728 6.000%, 10/1/53	1,319	1,349
Pool #FS4438 5.000%, 11/1/52	736	729

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS7751 4.000%, 3/1/53	$ 1,329	$ 1,240
Pool #FS8791 6.000%, 8/1/54	500	513
Pool #MA4805 4.500%, 11/1/52	783	756
		13,560

Non-Agency—5.7%
A&D Mortgage Trust 2025-NQM2, A1 144A 5.790%, 6/25/70(3)(7)	324	327
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(7)	150	145
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.107%, 6/15/40(3)(7)	435	437
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(3)	245	237
2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	251
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(3)(7)	309	306
2023-1, A1 144A 4.750%, 9/26/67(3)(7)	336	334
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(7)	245	240
2019-2, A1 144A 3.347%, 4/25/49(3)(7)	93	90
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.661%, 7/15/37(3)(7)	375	366
	Par Value(1)	Value

Non-Agency—continued
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	$ 210	$ 216
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.755%, 3/15/41(3)(7)	265	266
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(3)(7)	415	392
2022-CLS, A 144A 5.760%, 10/13/27(3)	663	671
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.906%, 3/15/30(3)(7)	269	268
CENT 2025-CITY, A 144A 5.091%, 7/10/40(3)(7)	325	329
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(3)(7)	285	264
2024-RPL4, A1A 144A 3.375%, 12/25/64(3)(7)	238	214
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(7)	75	69
2016-SH2, M2 144A 3.750%, 12/25/45(3)(7)	270	251
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(7)	333	318
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(7)	102	100

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	$ 400	$ 378
2022-1, A 144A 4.744%, 6/17/55(3)(7)	307	308
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(7)	229	207
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(7)	215	197
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(7)	21	20
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(3)(7)	317	320
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(7)	470	477
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(3)	330	321
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(7)	11	10
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(3)(7)	370	383
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(3)(7)	342	343
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(3)(7)	430	439
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.607%, 10/25/29(3)(7)	205	195
	Par Value(1)	Value

Non-Agency—continued
2017-3, 2A2 144A 2.500%, 8/25/47(3)(7)	$ 55	$ 49
2025-NQM2, A1 144A 5.567%, 9/25/65(3)(7)	242	244
MetLife Securitization Trust
2017-1A, M1 144A 3.411%, 4/25/55(3)(7)	241	220
2019-1A, A1A 144A 3.750%, 4/25/58(3)(7)	24	24
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(3)(7)	528	527
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(7)	169	167
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(7)	346	346
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(7)	354	329
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(3)	445	423
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(7)	27	26
2016-3A, A1 144A 3.750%, 9/25/56(3)(7)	36	34
2016-4A, A1 144A 3.750%, 11/25/56(3)(7)	16	15
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(7)	400	403
OBX Trust
2024-NQM16, A1 144A 5.530%, 10/25/64(3)(7)	403	405
2025-NQM4, A1 144A 5.400%, 2/25/55(3)(7)	383	385
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(7)	44	44
PMT Loan Trust 2025-INV7, A7 144A 6.000%, 6/25/56(3)(7)	261	266

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(3)(7)	$ 296	$ 295
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	830	819
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(7)	157	137
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(3)(7)	400	410
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	225	232
2024-CNTR, C 144A 6.471%, 11/13/41(3)	330	342
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(7)	52	51
Towd Point Mortgage Trust
2016-4, B1 144A 3.987%, 7/25/56(3)(7)	480	468
2017-1, M1 144A 3.750%, 10/25/56(3)(7)	385	379
2017-4, A2 144A 3.000%, 6/25/57(3)(7)	610	579
2018-6, A2 144A 3.750%, 3/25/58(3)(7)	480	443
2019-2, A2 144A 3.750%, 12/25/58(3)(7)	515	469
2019-4, A2 144A 3.250%, 10/25/59(3)(7)	445	407
2021-1, A2 144A 2.750%, 11/25/61(3)(7)	465	399
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	585
2020-SFR2, D 144A 2.281%, 11/17/39(3)	660	622
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	185	181
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(3)(7)	301	300
	Par Value(1)	Value

Non-Agency—continued
2022-6, A1 144A 4.910%, 6/25/67(3)(7)	$ 199	$ 200
2022-6, A3 144A 4.910%, 6/25/67(3)(7)	419	416
2022-7, A1 144A 5.152%, 7/25/67(3)(7)	418	417
2023-8, A1 144A 6.259%, 12/25/68(3)(7)	205	207
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	28	27
2022-1, A2 144A 5.850%, 8/25/57(3)(7)	197	196
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(7)	106	90
		22,267

Total Mortgage-Backed Securities (Identified Cost $36,384)		35,827

Asset-Backed Securities—4.9%
Automobiles—1.5%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	462	475
2025-1A, A2 144A 4.920%, 5/15/29(3)	280	281
Avis Budget Rental Car Funding LLC (AESOP) 2024-2A, D 144A 7.430%, 10/20/28(3)	336	342
Carvana Auto Receivables Trust 2023-N4, C 144A 6.590%, 2/11/30(3)	485	499
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	530	542
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	550	561

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2023-2A, D 144A 6.300%, 2/15/31(3)	$ 450	$ 460
2023-4A, C 144A 6.760%, 3/15/29(3)	412	426
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(3)	425	429
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	410	411
SAFCO Auto Receivables Trust 2025-1A, C 144A 5.750%, 11/11/30(3)	390	394
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(3)	405	408
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	300	311
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(3)	360	363
		5,902

Consumer Loans—0.1%
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(3)	500	505
Equipment—0.1%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(3)	290	305
Other—3.1%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	347
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	347	353
	Par Value(1)	Value

Other—continued
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(3)	$ 268	$ 272
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	320	314
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(3)	149	153
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	375	385
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	129	125
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(3)	116	116
Dext ABS LLC 2023-2, B 144A 6.410%, 5/15/34(3)	405	412
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	70	70
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(3)	566	495
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	454	471
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	131	128
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(3)	299	298
Libra Solutions LLC
2024-1A, A 144A 5.880%, 9/30/38(3)	350	348
2025-1A, A 144A 6.355%, 8/15/39(3)	450	451

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(3)	$ 375	$ 380
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	365	372
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	87	87
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(3)	520	530
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(3)	425	427
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(3)	365	375
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(3)	510	514
RCKT Mortgage Trust
2024-CES1, A1A 144A 6.025%, 2/25/44(3)(7)	188	189
2025-CES5, A1A 144A 5.687%, 5/25/55(3)(7)	241	244
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(3)	420	421
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	352	361
Switch ABS Issuer LLC 2025-1A, A2 144A 5.036%, 3/25/55(3)	410	406
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	365	371
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	367	366
	Par Value(1)	Value

Other—continued
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(3)	$ 239	$ 241
2025-ST5, A 144A 4.794%, 9/15/32(3)	450	450
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(3)	375	376
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	353	353
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(3)	300	302
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(3)	211	214
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	549	517
		12,234

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(3)	247	253
Total Asset-Backed Securities (Identified Cost $19,001)		19,199

Corporate Bonds and Notes—13.2%
Communication Services—0.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)(4)	200	72
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	390	375
CMG Media Corp. 144A 8.875%, 6/18/29(3)	350	326
CSC Holdings LLC
144A 7.500%, 4/1/28(3)	365	294

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
144A 11.750%, 1/31/29(3)	$ 250	$ 229
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)(3)	175	174
144A 8.875%, 2/1/30(2)(3)	195	194
Gray Media, Inc. 144A 9.625%, 7/15/32(3)	185	186
Hughes Satellite Systems Corp. 6.625%, 8/1/26	155	144
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	66	68
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	255	243
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	490	127
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	160	164
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	185	187
144A 6.875%, 3/15/34(2)(3)	90	90
Telesat Canada 144A 6.500%, 10/15/27(3)	270	128
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	80	83
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)(3)	165	171
		3,255

Consumer Discretionary—0.7%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	280	283
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)(3)	250	256
	Par Value(1)	Value

Consumer Discretionary—continued
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	$ 240	$ 226
Clarios Global LP 144A 6.750%, 2/15/30(2)(3)	10	10
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	335	238
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	202	215
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(3)	65	62
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	283	277
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)(3)	105	111
144A 8.500%, 11/1/30(2)(3)	10	10
Newell Brands, Inc. 6.625%, 9/15/29(2)	300	302
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	290	292
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)(3)	250	250
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	125	125
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	215	209
		2,866

Consumer Staples—0.2%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	130	130
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	230	242
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)(3)	160	164

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Staples—continued
144A 6.375%, 3/1/33(2)(3)	$ 160	$ 162
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	145	146
		844

Energy—2.3%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(3)	321	317
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	190	201
BP Capital Markets plc 4.875% (2)(8)	317	314
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	95	99
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	145	150
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(3)	180	191
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(3)	185	153
Ecopetrol S.A. 4.625%, 11/2/31	110	96
Enbridge, Inc. 8.500%, 1/15/84(2)	260	294
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(3)(5)	44	41
Energy Transfer LP Series H 6.500% (2)(8)	350	351
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	467	427
Genesis Energy LP 8.875%, 4/15/30(2)	245	259
Geopark Ltd. 144A 8.750%, 1/31/30(3)	67	61
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	265	269
	Par Value(1)	Value

Energy—continued
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	$ 275	$ 286
HF Sinclair Corp. 6.250%, 1/15/35(2)	205	211
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)(3)	305	302
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(3)(5)	380	386
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(3)	94	90
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(2)	239	278
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)(3)	90	90
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(3)(5)	54	54
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	200	205
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(3)	105	—(9)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(3)	115	115
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)(3)	135	137
Occidental Petroleum Corp. 6.200%, 3/15/40(2)	255	252
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	379	336
Petroleos de Venezuela S.A. RegS 6.000%, 5/16/24(4)(5)	730	110
Petroleos Mexicanos
6.500%, 3/13/27	108	109
5.350%, 2/12/28	141	138
6.840%, 1/23/30	198	197
6.700%, 2/16/32	122	117
7.690%, 1/23/50	133	113

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Petronas Capital Ltd.
144A 3.500%, 4/21/30(3)	$ 110	$ 107
144A 5.848%, 4/3/55(3)	168	171
QatarEnergy 144A 2.250%, 7/12/31(3)	33	29
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	285	298
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	330	325
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	120	128
Transocean, Inc.
144A 8.250%, 5/15/29(3)	50	48
144A 8.750%, 2/15/30(2)(3)	150	159
144A 8.500%, 5/15/31(3)	160	150
Venture Global LNG, Inc.
144A 9.000%(2)(3)(8)	100	99
144A 9.875%, 2/1/32(2)(3)	255	278
Western Midstream Operating LP 5.250%, 2/1/50(2)	305	255
YPF S.A. 144A 9.500%, 1/17/31(3)	62	65
		8,861

Financials—5.0%
Acrisure LLC
144A 8.250%, 2/1/29(3)	130	135
144A 6.000%, 8/1/29(3)	210	206
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	157
6.500%, 1/31/56(2)	145	149
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	165	170
Allianz SE 144A 6.350%, 9/6/53(2)(3)	250	265
Ally Financial, Inc. 5.543%, 1/17/31(2)	205	210
	Par Value(1)	Value

Financials—continued
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	$ 515	$ 421
American Express Co. 5.625%, 7/28/34(2)	258	267
American National Group, Inc. 7.000%, 12/1/55(2)	57	58
Apollo Debt Solutions BDC 6.900%, 4/13/29(2)	158	166
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	265	264
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	150	152
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)(3)	344	312
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(3)	170	165
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)(3)	145	150
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	70	71
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	51	53
Banco de Credito e Inversiones S.A. 144A 8.750% (3)(8)	83	90
Banco Mercantil del Norte S.A. 144A 8.375% (3)(8)	67	69
Bank of America Corp. 5.518%, 10/25/35(2)	310	313
Bank of New York Mellon Corp. (The) Series G 4.700% (2)(8)	357	357
Barclays plc 7.437%, 11/2/33(2)	234	267

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(3)	$ 71	$ 69
Blackstone Private Credit Fund 6.000%, 11/22/34(2)	220	222
Block, Inc.
6.500%, 5/15/32(2)	165	171
144A 6.000%, 8/15/33(2)(3)	50	51
Blue Owl Finance LLC 3.125%, 6/10/31(2)	250	227
BNSF Funding Trust I 6.613%, 12/15/55(2)	245	245
BPCE S.A. 144A 7.003%, 10/19/34(2)(3)	250	276
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	285	283
Capital One Financial Corp.
2.359%, 7/29/32(2)	190	164
6.377%, 6/8/34(2)	145	156
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	155	160
Charles Schwab Corp. (The) Series H 4.000% (8)	249	228
Chobani Holdco II LLC 144A 8.750%, 10/1/29(3)	—(9)	—(9)
Citigroup, Inc.
6.270%, 11/17/33(2)	84	91
6.174%, 5/25/34(2)	212	223
Series X 3.875%(2)(8)	170	168
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	65	66
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	321	325
Deutsche Bank AG 5.403%, 9/11/35(2)	260	262
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)(3)	$ 335	$ 331
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(3)	185	197
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	220	229
Fifth Third Bancorp 4.337%, 4/25/33(2)	293	283
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	45	46
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)(3)	135	139
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	65	65
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(3)	64	67
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	169	194
144A 7.950%, 10/15/54(2)(3)	85	89
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35(2)	80	81
6.450%, 5/1/36(2)	220	239
Grifols S.A. 144A 4.750%, 10/15/28(3)	245	237
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	100	102
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	276	274
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	275	284
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	276

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)(3)	$ 235	$ 237
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)(3)	275	286
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	285	289
JPMorgan Chase & Co.
5.576%, 7/23/36(2)	235	240
1.953%, 2/4/32(2)	300	264
KeyCorp 6.401%, 3/6/35(2)	241	259
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	185	181
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)(3)	200	195
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(3)	110	106
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)(3)	245	210
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	265	264
Morgan Stanley
6.342%, 10/18/33(2)	202	221
5.948%, 1/19/38(2)	133	138
MSCI, Inc. 144A 3.625%, 9/1/30(3)	286	273
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.482%, 4/30/43(2)(7)	270	270
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)(3)	225	227
NatWest Group plc 6.475%, 6/1/34(2)	260	273
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	215	225
	Par Value(1)	Value

Financials—continued
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	$ 260	$ 274
OneMain Finance Corp.
6.125%, 5/15/30(2)	35	36
7.125%, 11/15/31(2)	265	275
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	20	20
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	125	133
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36(2)	270	279
Prudential Financial, Inc.
5.125%, 3/1/52	148	145
6.750%, 3/1/53	140	148
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	260	265
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	150	156
Saks Global Enterprises LLC
144A 11.000%, 12/15/29(3)	63	14
144A 11.000%, 12/15/29(3)	125	49
SGUS LLC 144A 11.000%, 12/15/29(3)	81	71
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	250	258
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	160	159
State Street Corp.
6.123%, 11/21/34(2)	90	97
Series I 6.700%(2)(8)	200	207
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	255	257
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(2)	495	487

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	$ 239	$ 252
UBS Group AG
144A 9.250%(2)(3)(8)	35	41
144A 4.988%, 8/5/33(2)(3)	289	291
Wells Fargo & Co. 5.389%, 4/24/34(2)	310	319
		19,378

Health Care—0.7%
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	10	10
Community Health Systems, Inc.
144A 5.250%, 5/15/30(3)	120	108
144A 4.750%, 2/15/31(3)	285	243
CVS Health Corp. 6.750%, 12/10/54(2)	222	225
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(2)	388	356
HCA, Inc. 5.500%, 6/1/33(2)	239	246
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(3)	305	330
144A 10.000%, 6/1/32(3)	110	113
Medline Borrower LP 144A 5.250%, 10/1/29(2)(3)	300	297
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)(3)	80	81
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	187	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	170	176
	Par Value(1)	Value

Health Care—continued
Smith & Nephew plc 5.400%, 3/20/34(2)	$ 260	$ 266
Universal Health Services, Inc. 2.650%, 1/15/32(2)	322	277
		2,728

Industrials—1.6%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(3)	120	115
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(3)	392	394
Altice France S.A. 144A 5.125%, 1/15/29(3)(10)	300	257
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)(3)	264	259
Boeing Co. (The) 5.930%, 5/1/60(2)	262	252
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	375	386
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	285	286
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)(3)	260	250
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	278	255
DP World Ltd. 144A 6.850%, 7/2/37(3)	15	17
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(2)(3)	255	266
Garda World Security Corp. 144A 8.375%, 11/15/32(3)	190	198

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Georgian Railway JSC 144A 4.000%, 6/17/28(3)	$ 211	$ 196
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	360	375
Herc Holdings, Inc. 144A 7.250%, 6/15/33(2)(3)	60	63
Icahn Enterprises LP
6.250%, 5/15/26(2)	97	97
5.250%, 5/15/27(2)	40	39
144A 10.000%, 11/15/29(2)(3)	115	114
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	300	275
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)(3)	270	268
Regal Rexnord Corp. 6.400%, 4/15/33(2)	259	276
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	475	410
TransDigm, Inc. 144A 6.625%, 3/1/32(2)(3)	290	299
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(2)	276	284
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	420	437
		6,068

Information Technology—0.2%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33(2)	135	141
144A 4.000%, 7/1/29(2)(3)	130	126
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(3)	220	229
	Par Value(1)	Value

Information Technology—continued
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)(3)	$ 100	$ 103
		599

Materials—0.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	565	185
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	415	405
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	185	190
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	233	240
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	365	365
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(3)	160	160
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	240	238
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(3)	250	249
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	230	231
OCP S.A.
144A 3.750%, 6/23/31(3)	20	18
144A 6.875%, 4/25/44(3)	114	113
144A 7.500%, 5/2/54(3)	70	72
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(3)(11)	72	71
Sonoco Products Co. 5.000%, 9/1/34(2)	275	269

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	$ 100	$ 105
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(3)	20	21
144A 12.250%, 1/15/31(3)	90	97
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	209	196
		3,225

Real Estate—0.0%
Office Properties Income Trust 144A 9.000%, 9/30/29(3)	220	151
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	50	50
		201

Utilities—0.9%
AES Corp. (The) 7.600%, 1/15/55(2)	175	180
CMS Energy Corp. 4.750%, 6/1/50(2)	366	354
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	52	53
Dominion Energy, Inc.
6.625%, 5/15/55(2)	170	174
Series B 7.000%, 6/1/54(2)	130	139
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	206	220
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	196	225
Entergy Corp. 7.125%, 12/1/54(2)	290	302
Eskom Holdings 144A 8.450%, 8/10/28(3)	101	107
	Par Value(1)	Value

Utilities—continued
Ferrellgas LP
144A 5.375%, 4/1/26(3)	$ 125	$ 123
144A 5.875%, 4/1/29(3)	275	255
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(3)	276	289
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	55	56
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	55	56
144A 8.375%, 2/15/32(2)(3)	240	244
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(3)	223	244
Southern California Edison Co. 6.000%, 1/15/34(2)	215	224
Vistra Corp. 144A 8.000% (2)(3)(8)	190	194
		3,439

Total Corporate Bonds and Notes (Identified Cost $51,898)		51,464

Leveraged Loans—3.4%
Aerospace—0.1%
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.316%, 1/27/32(7)	50	50
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.296%, 3/18/30(7)	350	348
		398

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.566%, 2/18/30(7)	$ 75	$ 69
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.816%, 12/31/29(7)	39	39
Nouryon Finance B.V. 2024, Tranche B-1 (1 month Term SOFR + 3.250%) 7.601%, 4/3/28(7)	159	159
		267

Consumer Durables—0.0%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.316%, 5/21/32(7)	95	94
White Cap Supply Holdings LLC Tranche C (1 month Term SOFR + 3.250%) 7.566%, 10/19/29(7)	114	114
		208

Consumer Non-Durables—0.0%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.351%, 7/31/28(7)	115	115
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.215%, 5/21/31(7)	89	89
		204

	Par Value(1)	Value

Energy—0.1%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.296%, 12/30/27(7)	$ 68	$ 68
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(7)	131	131
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(7)	121	121
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 3.000%) 7.316%, 4/1/32(7)	100	101
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.808%, 2/16/28(7)	125	125
		546

Financials—0.1%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.316%, 11/6/30(7)	114	114
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.750%) 7.066%, 9/15/31(7)	130	130
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.967%, 11/20/31(7)	124	124

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(7)	$ 210	$ 210
		578

Food / Tobacco—0.2%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.831%, 12/23/30(7)	149	150
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.961% - 13.966%, 4/2/26(7)	42	40
Del Monte Foods, Inc.
(1 month PRIME + 8.500%) 16.000%, 4/2/26(7)	37	29
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(10)(12)	189	3
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(10)	38	18
(3-6 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(10)(12)	82	6
Red SPV LLC (1 month Term SOFR + 2.250%) 6.610%, 3/15/32(7)	125	125
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.860%, 7/9/32(7)	65	65
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 8.297%, 1/3/28(7)	168	163
		599

	Par Value(1)	Value

Food and Drug—0.0%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.447%, 1/27/32(7)	$ 80	$ 80
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.491%, 4/13/29(7)	120	120
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(7)	140	83
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.354%, 4/15/27(7)	124	124
		327

Gaming / Leisure—0.2%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(7)	110	112
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 7.316%, 8/30/30(7)	182	182
Entain plc
Tranche B-1 0.000%, 7/30/32(7)(13)	30	30
Tranche B-3 (6 month Term SOFR + 2.850%) 7.016%, 10/31/29(7)	163	163

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—continued
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.074%, 11/1/29(7)	$ 55	$ 53
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.796%, 11/12/29(7)	133	115
		655

Health Care—0.4%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.291%, 5/1/30(7)	104	100
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.500%) 7.816%, 7/30/32(7)	45	45
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.316%, 9/29/28(7)	118	118
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.104%, 5/1/31(7)	158	158
Financiere Mendel (3 month Term SOFR + 2.750%) 6.976%, 11/8/30(7)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.396%, 10/1/27(7)	134	132
Global Medical Response, Inc. 2024 (3 month Term SOFR + 4.750%) 8.946%, 10/31/28(7)	125	125
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.416%, 11/15/27(7)	175	175
	Par Value(1)	Value

Health Care—continued
Lannett Co., Inc. First Lien 2.000%, 6/16/30(12)	$ 20	$ 7
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.068%, 5/16/31(7)	124	123
Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(7)	30	30
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.046%, 7/1/31(4)	40	17
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.075%, 4/22/27(7)	154	150
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.796%, 6/30/32(7)	125	125
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.819%, 12/4/31(7)	60	60
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.820%, 11/20/26(7)	224	183
		1,578

Housing—0.1%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.666%, 11/3/28(7)	83	83
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 7.713%, 4/12/28(7)	168	159

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.546%, 1/17/32(7)	$ 112	$ 112
		354

Information Technology—0.4%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.796%, 2/23/32(7)	20	20
Tranche B-1 (1 month Term SOFR + 2.250%) 6.446%, 2/24/31(7)	240	240
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(7)	146	122
Cloud Software Group, Inc. Tranche B-2 (1 month Term SOFR + 3.250%) 7.483%, 3/21/31(7)	144	145
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.057%, 9/29/28(7)	175	175
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.226%, 12/12/29(7)	133	134
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.816%, 1/30/32(7)	110	110
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.046%, 11/22/29(7)	105	105
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 3.500%) 7.796%, 4/1/28(7)	124	125
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.316%, 8/31/28(7)	$ 174	$ 175
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 8.066%, 11/28/28(7)	117	117
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(7)	115	114
		1,582

Manufacturing—0.2%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(7)	164	165
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.854%, 9/28/28(7)	127	124
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.854%, 10/1/31(7)	35	35
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.449%, 11/4/31(7)	149	148
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.856%, 12/2/31(7)	135	136
Titan Acquisition Ltd. (3-6 month Term SOFR + 4.500%) 8.666% - 8.796%, 2/15/29(7)	98	99

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Manufacturing—continued
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 3.000%) 7.197%, 4/30/30(7)	$ 115	$ 115
		822

Media / Telecom - Broadcasting—0.1%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(7)	131	125
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 7.468%, 12/1/28(7)	87	87
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.930%, 1/31/29(7)	128	128
		340

Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.566%, 9/18/30(7)	99	99
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.863%, 1/18/28(7)	131	130
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(7)	180	178
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(7)	$ 300	$ 297
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.978%, 1/31/28(7)	138	137
		841

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(7)	124	124
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.500%) 6.816%, 10/1/31(7)	59	60
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.566%, 8/6/31(7)	87	87
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.429%, 4/11/29(7)	151	146
		417

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.250%, 9/30/25(10)	246	217

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Telecommunications—continued
Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26(10)	$ 50	$ 44
		261

Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.930%, 3/2/29(7)	157	156
Retail—0.1%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.558%, 11/8/32(7)	121	121
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.566%, 6/11/31(7)	79	78
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.807%, 3/3/28(7)	115	111
		310

Service—0.6%
Acuren Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.066%, 7/30/31(7)	55	55
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.316%, 8/12/32(7)	210	209
Allied Universal Holdco LLC 0.000%, 8/20/32(7)(13)	200	201
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.316%, 12/11/28(7)	135	134
	Par Value(1)	Value

Service—continued
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.066%, 5/31/28(7)	$ 134	$ 134
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 8.102%, 7/9/32(7)	129	129
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.308%, 8/1/29(7)	59	60
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.949%, 1/9/32(7)	35	35
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.362%, 2/1/29(7)	127	127
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.500%) 6.816%, 6/2/31(7)	70	69
Kuehg Corp. (3 month Term SOFR + 2.750%) 7.041%, 6/12/30(7)	123	123
Lernen U.S. Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.830%, 10/27/31(7)	109	110
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(7)	225	217
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.814%, 7/25/30(7)	74	74

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.577%, 3/4/28(7)	$ 157	$ 133
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.029% - 7.035%, 5/3/28(7)	123	123
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.416%, 11/2/27(7)	116	113
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.316%, 2/25/32(7)	70	70
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.180%, 3/24/28(7)	160	160
		2,276

Transportation - Automotive—0.1%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.570%, 3/30/27(7)	127	121
Wand NewCo 3, Inc. Tranche B-2 0.000%, 1/30/31(7)(13)	155	154
		275

Utilities—0.1%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.816%, 5/30/31(7)	94	93
Potomac Energy Center LLC (3 month Term SOFR + 3.000%) 7.321%, 8/5/32(7)	135	135
	Par Value(1)	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.604%, 1/27/31(7)	$ 114	$ 114
		342

Total Leveraged Loans (Identified Cost $13,821)		13,416

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)(3)	310(14)	306
Total Preferred Stock (Identified Cost $310)		306

Common Stocks—103.5%
Communication Services—1.6%
Cellnex Telecom S.A.(2)	181,318	6,446
Consumer Discretionary—0.0%
ESC NMG Parent LLC(12)(15)	368	—
MYT Holding LLC Class B(15)	22,362	6
West Marine(15)	475	—
		6

Energy—14.2%
Cheniere Energy, Inc.(2)	36,429	8,809
DT Midstream, Inc.(2)	36,576	3,810
Enbridge, Inc.(2)	120,279	5,814
Keyera Corp.(2)	98,052	3,159
Keyera Corp. Subscription Receipts(15)	21,488	677
Kinder Morgan, Inc.(2)	179,523	4,844
ONEOK, Inc.(2)	52,630	4,020

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Shares	Value

Energy—continued
Targa Resources Corp.(2)	30,953	$ 5,193
TC Energy Corp.(2)	178,566	9,296
Williams Cos., Inc. (The)(2)	170,951	9,895
		55,517

Health Care—0.0%
Endo GUC Trust Class A(12)(15)	7,168	—
Lannett Co., Inc.(12)(15)	3,742	—
		—

Industrials—31.6%
Aena SME S.A.(2)	914,024	26,455
Auckland International Airport Ltd.	1,093,767	4,872
Canadian National Railway Co.	126,919	12,287
Canadian Pacific Kansas City Ltd.	144,847	11,033
CSX Corp.	304,159	9,888
Ferrovial SE	177,827	9,713
Flughafen Zurich AG Registered Shares(2)	30,571	9,330
GEK TERNA S.A.	104,454	2,737
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	166,900	2,127
Transurban Group	1,188,792	11,359
Union Pacific Corp.	77,561	17,340
Vinci S.A.(2)	46,333	6,282
		123,423

Real Estate—6.1%
American Tower Corp.(2)	65,727	13,398
Crown Castle, Inc.(2)	103,325	10,244
		23,642

Utilities—50.0%
Alliant Energy Corp.(2)	63,459	4,129
Ameren Corp.(2)	48,377	4,827
	Shares	Value

Utilities—continued
Atmos Energy Corp.(2)	45,106	$ 7,493
CenterPoint Energy, Inc.(2)	123,277	4,649
Duke Energy Corp.(2)	104,919	12,852
E.ON SE(2)	275,594	4,915
Entergy Corp.(2)	87,900	7,743
Evergy, Inc.(2)	105,172	7,495
Eversource Energy(2)	93,803	6,010
Iberdrola S.A.(2)	348,060	6,546
Kansai Electric Power Co., Inc. (The)	343,700	4,811
National Grid plc	601,863	8,468
NextEra Energy, Inc.(2)	325,323	23,439
NiSource, Inc.(2)	207,125	8,755
OGE Energy Corp.(2)	89,727	4,007
Pennon Group plc	911,674	5,836
PG&E Corp.(2)	540,330	8,256
PPL Corp.(2)	192,744	7,029
Public Service Enterprise Group, Inc.(2)	50,816	4,184
Sempra (2)	186,394	15,389
Severn Trent plc	116,457	4,070
Southern Co. (The)(2)	67,451	6,226
Spire, Inc.(2)	78,535	6,016
SSE plc	183,666	4,295
United Utilities Group plc	270,068	4,198
WEC Energy Group, Inc.(2)	44,045	4,691
Xcel Energy, Inc.(2)	125,290	9,070
		195,399

Total Common Stocks (Identified Cost $367,498)		404,433

Total Long-Term Investments—141.4% (Identified Cost $516,623)		552,339

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Value

TOTAL INVESTMENTS—141.4% (Identified Cost $516,623)	$552,339
Other assets and liabilities, net—(41.4)%	(161,765)
NET ASSETS—100.0%	$390,574

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $300,073.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $79,893 or 20.5% of net assets.
(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2025.
(7)	Variable rate security. Rate disclosed is as of August 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	Security in default; interest payments are being received.
(11)	100% of the income received was in PIK.
(12)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(13)	This loan will settle after August 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	64%
Canada	8
Spain	7
United Kingdom	5
Australia	2
Netherlands	2
Switzerland	2
Other	10
Total	100%
†% of total investments as of August 31, 2025.

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$8,185	$—	$8,185	$—
Foreign Government Securities	19,509	—	19,509	—
Mortgage-Backed Securities	35,827	—	35,827	—
Asset-Backed Securities	19,199	—	19,199	—
Corporate Bonds and Notes	51,464	—	51,464	—(1)
Leveraged Loans	13,416	—	13,400	16
Equity Securities:
Preferred Stock	306	—	306	—
Common Stocks	404,433	404,427	6	—(1)
Total Investments	$552,339	$404,427	$147,896	$16

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $6 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $6 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2025.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Directors has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.